Net finance expense - Net finance expense recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation differences for foreign operations	$ (477)	$ (482)	$ 636
Cash flow hedges - effective portion of changes in fair value	30,657	9,852	(2,873)
Other comprehensive income (expense), net of tax	31,281	11,774	(2,336)
Translation Reserve and Hedging Reserve
Other comprehensive income (expense), net of tax	30,180	9,370	(2,237)
Translation reserve
Other comprehensive income (expense), net of tax	(477)	(482)	636
Hedging reserve
Other comprehensive income (expense), net of tax	$ 30,657	$ 9,852	$ (2,873)